Loans Receivable (Schedule Of Non-Covered Loans On Nonaccrual Status) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	$ 47,916	$ 54,454
Residential Mortgage Loans [Member] | Mortgage - Prime [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	8,367	4,910
Residential Mortgage Loans [Member] | Mortgage - Subprime [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status
Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	5,479	2,582
Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	23,475	33,451
Commercial Loans [Member] | Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	3,358	6,622
Consumer And Other Loans [Member] | Indirect Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	868	994
Consumer And Other Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	5,635	4,873
Consumer And Other Loans [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	424	403
Consumer And Other Loans [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	$ 310	$ 619